Symetra Retirement Passport Group Variable Annuity

Supplement dated July 18, 2018
to Prospectus dated May 1, 2010 as supplemented

Effective July 20, 2018, the following Portfolios are available only if you have been continuously invested in them since July 20, 2018.

American Funds AMCAP Fund - R-4 Shares
American Funds American Balanced Fund - R-4 Shares
American Funds American High-Income Trust - R-4 Shares
American Funds Capital World Bond Fund - R-4 Shares
American Funds EuroPacific Growth Fund - R-4 Shares
American Funds The Investment Company of America - R-4 Shares
American Funds Washington Mutual Investors Fund - R-4 Shares